Impairment (Details 2) - Property Plant And Equipment And Intangible Assets [Member]	Dec. 31, 2022 Number	Dec. 31, 2021 Number	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Average Brent	55	55	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.76	5.08	3.76
Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Average Brent	85	65	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.33	4.46
Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Average Brent	80	60	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	5.19	4.28
Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Average Brent	75	55	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	5.15	4.07
Two Thousand Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Average Brent	70	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.97	5.14
Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Average Brent	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.88
Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Average Brent		72	45
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate		5.40	4.69
Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Average Brent			45
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate			5.50